Dispositions (Details of Assets and Liabilities Classified as Held for Sale) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 8	$ 0
Current assets held for sale	173	0
Long-term assets held for sale	2,160	0
Current liabilities associated with assets held for sale	212	0
Long-term debt	696	0
Long-term liabilities associated with assets held for sale	1,148	$ 0
NMGC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	8
Inventory	9
Derivative instruments	1
Regulatory assets	28
Receivables and other current assets	127
Current assets held for sale	173
Property, plant and equipment	1,828
Regulatory assets	6
Goodwill	303
Other long-term assets	23
Long-term assets held for sale	2,160
Total assets held for sale	2,333
Short-term debt	46
Derivative instrument	1
Regulatory liabilities	10
Accounts payable and other current liabilities	155
Current liabilities associated with assets held for sale	212
Long-term debt	696
Deferred income taxes	167
Regulatory liabilities	274
Other long-term liabilities	11
Long-term liabilities associated with assets held for sale	1,148
Total liabilities associated with assets held for sale	$ 1,360